Note 6 - Stockholders' Equity- Stock Option Activity (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Outstanding, number of shares (in shares)	333,648	134,609
Outstanding, weighted average exercise price (in dollars per share)	$ 12.71	$ 28.41
Outstanding, weighted average remaining contractual term (Year)	9 years 4 months 24 days	8 years 7 months 6 days	8 years 2 months 12 days
Outstanding, aggregate intrinsic value	$ 0	$ 58,500	$ 0
Granted, number of shares (in shares)	805,300	200,000
Granted, weighted average exercise price (in dollars per share)	$ 2.48	$ 2.23
Exercised, number of shares (in shares)		0
Exercised, weighted average exercise price (in dollars per share)		$ 0
Forfeited or expired, number of shares (in shares)		(961)
Forfeited or expired, weighted average exercise price (in dollars per share)		$ 30.17
Outstanding, number of shares (in shares)	1,138,948	333,648	134,609
Outstanding, weighted average exercise price (in dollars per share)	$ 5.48	$ 12.71	$ 28.41
Exercisable, number of shares (in shares)	117,905	117,905
Exercisable, weighted average exercise price (in dollars per share)	$ 30.67	$ 30.67
Exercisable, weighted average remaining contractual term (Year)	6 years 9 months 18 days	7 years 1 month 6 days
Exercisable, aggregate intrinsic value	$ 0	$ 0